MERGER-RELATED AND RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2013
Merger Related And Restructuring Costs Table [Abstract]
Schedule of Merger-Related and Restructuring Costs

Merger-related and restructuring costs for the years ended December 31, 2013, 2012 and 2011 consisted of (in millions):

	Year Ended December 31,
	2013	2012	2011
Merger-related costs	$13	$54	$10
Restructuring costs	106	61	60
Total merger-related and restructuring costs	$119	$115	$70

Schedule of Changes in Merger-Related Accruals by Type of Cost

Changes in the Company's accruals for merger-related costs from January 1 through December 31 are presented below (in millions):

	Employee
	Termination	Other
	Costs	Costs	Total
Costs incurred	$—	$10	$10
Cash paid	—	(10)	(10)
Remaining liability as of December 31, 2011	—	—	—
Costs incurred	22	32	54
Cash paid	(15)	(25)	(40)
Remaining liability as of December 31, 2012	7	7	14
Costs incurred	—	13	13
Cash paid	(4)	(17)	(21)
Remaining liability as of December 31, 2013(a)	$3	$3	$6

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  Of the remaining liability as of December 31, 2013, $5 million is classified as a current liability, with the remaining amount classified as a noncurrent liability in the consolidated balance sheet. Amounts are expected to be paid through January 2015.

Schedule of Changes in Restructuring Reserves by Type of Cost

Changes in the Company's restructuring reserves from January 1 through December 31 are presented below (in millions):

	Employee	Other
	Termination	Exit
	Costs	Costs	Total
Remaining liability as of December 31, 2010	$14	$8	$22
Costs incurred	44	16	60
Cash paid	(29)	(20)	(49)
Remaining liability as of December 31, 2011	29	4	33
Costs incurred	46	15	61
Cash paid	(51)	(16)	(67)
Remaining liability as of December 31, 2012	24	3	27
Costs incurred	88	18	106
Cash paid	(73)	(17)	(90)
Remaining liability as of December 31, 2013(a)	$39	$4	$43

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  Of the remaining liability as of December 31, 2013, $40 million is classified as a current liability, with the remaining amount classified as a noncurrent liability in the consolidated balance sheet. Amounts are expected to be paid through March 2016.